UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 26.7%

	Aerospace & Defense – 0.4%

$120	BAE Systems Holdings	6.400%	12/15/11	BBB+	$127,445

100	Boeing Capital Corporation	6.500%	2/15/12	A	108,641

235	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	244,400

325	Northrop Grumman Corporation	3.700%	8/01/14	BBB	341,192
780	Total Aerospace & Defense				821,678
	Auto Components – 0.3%

210	ArvinMeritor Inc.	10.625%	3/15/18	CCC	223,650

325	Lear Corporation	7.875%	3/15/18	BB–	327,438
535	Total Auto Components				551,088
	Beverages – 0.3%

225	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	246,237

125	Diageo Finance BV	3.875%	4/01/11	A–	126,989

240	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	262,748
590	Total Beverages				635,974
	Building Products – 0.2%

460	Ryland Group Inc.	6.625%	5/01/20	BB–	424,350
	Capital Markets – 1.1%

200	Bank of New York Mellon	4.300%	5/15/14	Aa2	214,998

325	Goldman Sachs Group, Inc.	6.600%	1/15/12	A1	343,859

585	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	619,952

150	Morgan Stanley	5.250%	11/02/12	A	156,041

575	Morgan Stanley	6.000%	5/13/14	A	609,785
1,835	Total Capital Markets				1,944,635
	Chemicals – 0.9%

365	Airgas, Inc.	4.500%	9/15/14	BBB	379,894

340	CF Industries Inc.	6.875%	5/01/18	BB+	346,800

250	E.I. Du Pont de Nemours and Company	4.750%	11/15/12	A	269,702

110	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	114,876

205	Methanex Corporation	8.750%	8/15/12	BBB–	213,200

375	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	390,918
1,645	Total Chemicals				1,715,390
	Commercial Banks – 2.6%

350	BB&T Corporation	5.700%	4/30/14	A1	384,689

225	Citigroup Inc.	6.000%	2/21/12	A	235,591

400	Citigroup Inc.	5.850%	7/02/13	A	419,072

325	Citigroup Inc.	6.500%	8/19/13	A	346,427

225	Credit Suisse First Boston, Note	6.125%	11/15/11	Aa1	239,091

260	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	283,056

300	Household Finance Corporation	6.375%	11/27/12	A	324,162

335	KeyCorp.	6.500%	5/14/13	BBB+	366,687

350	M&I Marshall & Ilsley Bank	4.850%	6/16/15	Baa1	325,849

200	PNC Funding Corporation	5.400%	6/10/14	A	219,231

500	Regions Financial Corporation of the Bank of America	7.000%	3/01/11	BB+	505,990

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Banks (continued)

$230	US Bancorp	4.200%	5/15/14	Aa3	$246,248

675	Wells Fargo & Company	5.250%	10/23/12	AA–	722,753

275	Wells Fargo & Company	4.950%	10/16/13	A+	292,706
4,650	Total Commercial Banks				4,911,552
	Commercial Services & Supplies – 1.1%

60	Allied Waste North America	6.500%	11/15/10	BBB	61,226

230	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	285,326

310	GATX Corporation	4.750%	10/01/12	BBB+	326,522

310	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B2	266,600

215	Kratos Defense & Security Solutions Inc., 144A	10.000%	6/01/17	B+	219,300

305	Square Two Financial Corporation, 144A	11.625%	4/01/17	B	290,131

150	Susser Holdings LLC, 144A	8.500%	5/15/16	B+	150,750

295	Syncreon Global Ireland, 144A	9.500%	5/01/18	B	286,150

125	Waste Management Inc.	7.375%	8/01/10	BBB	125,551
2,000	Total Commercial Services & Supplies				2,011,556
	Communications Equipment – 0.2%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	128,419

230	Paetec Holding Corporation, 144A	8.875%	6/30/17	B1	231,150
355	Total Communications Equipment				359,569
	Computers & Peripherals – 0.2%

170	Dell Inc.	3.375%	6/15/12	A2	176,495

100	Hewlett Packard Company	6.500%	7/01/12	A	110,589

125	International Business Machines Corporation (IBM)	4.950%	3/22/11	A+	128,475
395	Total Computers & Peripherals				415,559
	Consumer Finance – 0.3%

275	American Express Credit Corporation	7.300%	8/20/13	A2	311,577

300	Provident Funding Associates, 144A	10.250%	4/15/17	Ba3	304,500
575	Total Consumer Finance				616,077
	Containers & Packaging – 0.1%

135	Rock-Tenn Company	5.625%	3/15/13	BBB–	136,350

60	Tekni-Plex Inc.	10.875%	8/15/12	N/R	55,725
195	Total Containers & Packaging				192,075
	Diversified Financial Services – 1.3%

153	Bank One Corporation	7.875%	8/01/10	A1	153,686

225	Capital One Financial Corporation	7.375%	5/23/14	Baa1	257,498

700	General Electric Capital Corporation	5.250%	10/19/12	AA+	748,629

850	JP Morgan Chase & Company	5.750%	1/02/13	A1	914,729

250	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	274,256
2,178	Total Diversified Financial Services				2,348,798
	Diversified Telecommunication Services – 2.5%

325	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	325,406

455	Cincinnati Bell Inc.	8.750%	3/15/18	B–	415,188

575	Citizens Communications Company	9.000%	8/15/31	BB	536,188

312	Cox Communications, Inc.	5.500%	10/01/15	Baa2	340,955

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$250	France Telecom	7.750%	3/01/11	A–	$260,917

225	Insight Communications, 144A, (WI/DD)	9.375%	7/15/18	B–	225,000

250	Paetec Holding Corporation	8.875%	6/30/17	B1	251,250

790	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba3	791,975

310	Telecom Italia Capital	5.250%	10/01/15	BBB	313,222

200	Telefonica Emisiones SAU	4.949%	1/15/15	A–	209,723

150	Verizon Communications	5.875%	1/17/12	A	159,078

400	Verizon Global Funding Company	4.900%	9/15/15	A	439,904

455	Windstream Corporation, 144A	7.875%	11/01/17	Ba3	446,469
4,697	Total Diversified Telecommunication Services				4,715,275
	Electric Utilities – 0.8%

325	American Electric Power	5.250%	6/01/15	BBB	355,463

198	Dominion Resources Inc.	5.700%	9/17/12	A–	214,128

455	Edison Mission Energy	7.625%	5/15/27	B–	260,488

200	Exelon Generation Company LLC	5.350%	1/15/14	A3	218,198

4	FirstEnergy Corporation	6.450%	11/15/11	Baa3	4,226

400	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	410,812
1,582	Total Electric Utilities				1,463,315
	Electrical Equipment – 0.1%

125	Emerson Electric Company	7.125%	8/15/10	A	125,899
	Electronic Equipment & Instruments – 0.6%

365	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	393,318

225	Hewlett Packard Company	4.750%	6/02/14	A	249,521

350	ViaSystems Inc., 144A	12.000%	1/15/15	B+	379,750
940	Total Electronic Equipment & Instruments				1,022,589
	Energy Equipment & Services – 0.5%

225	Energy Future Holdings	10.875%	11/01/17	B–	167,625

150	Halliburton Company	5.500%	10/15/10	A	151,677

275	Kinder Morgan Energy Partners, L.P.	5.850%	9/15/12	BBB	294,986

225	Rockies Express Pipeline Company, 144A	6.250%	7/15/13	BBB	239,600
875	Total Energy Equipment & Services				853,888
	Food & Staples Retailing – 0.4%

325	Kroger Co.	3.900%	10/01/15	BBB	343,241

175	Safeway Inc.	4.950%	8/16/10	BBB	175,655

250	Safeway Inc.	6.250%	3/15/14	BBB	284,758
750	Total Food & Staples Retailing				803,654
	Food Products – 0.1%

175	Kraft Foods Inc.	5.625%	11/01/11	Baa2	184,209

50	Michael Foods Inc., 144A	9.750%	7/15/18	B–	51,625
225	Total Food Products				235,834
	Health Care Providers & Services – 0.0%

50	HCA Inc.	8.750%	9/01/10	B–	50,563
	Hotels, Restaurants & Leisure – 0.6%

345	Brunswick Corporation	7.375%	9/01/23	Caa1	265,650

225	Dave and Busters Inc., 144A	11.000%	6/01/18	B–	227,813

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$200	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	$211,500

175	Tricon Global Restaurants Incorporated	8.875%	4/15/11	BBB–	184,915

305	Universal City Development Partners, 144A	10.875%	11/15/16	B3	312,625
1,250	Total Hotels, Restaurants & Leisure				1,202,503
	Household Durables – 0.2%

305	Meritage Homes Corporation, 144A, (WI/DD)	7.150%	4/15/20	B+	298,604
	Household Products – 0.6%

350	Clorox Company	3.550%	11/01/15	BBB+	369,797

310	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	320,850

350	Procter and Gamble Company	3.150%	9/01/15	AA–	368,223
1,010	Total Household Products				1,058,870
	Independent Power Producers & Energy Traders – 0.1%

285	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B–	198,431
	Industrial Conglomerates – 0.4%

125	Textron Financial Corporation	5.125%	2/03/11	Baa3	126,345

365	Timken Company	6.000%	9/15/14	BBB–	400,044

155	Tyco International Group	6.000%	11/15/13	A–	173,625
645	Total Industrial Conglomerates				700,014
	Insurance – 0.9%

225	Allstate Life Global Funding	5.375%	4/30/13	AA–	246,868

250	Berkshire Hathaway Inc.	5.000%	8/15/13	AA+	274,726

400	Genworth Life Institution Funding	5.875%	5/03/13	A	413,844

275	Met Life Global Funding I	5.125%	4/10/13	AA–	297,625

475	Prudential Financial Inc.	5.100%	9/20/14	A	505,634
1,625	Total Insurance				1,738,697
	IT Services – 0.4%

215	First Data Corporation	9.875%	9/24/15	B–	164,475

230	Fiserv Inc.	6.125%	11/20/12	Baa2	252,342

300	Seagate HDD Cayman, 144A	6.875%	5/01/20	Ba1	286,500
745	Total IT Services				703,317
	Machinery – 0.6%

250	Caterpillar Financial Services Corporation	6.200%	9/30/13	A	283,795

250	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	236,875

125	John Deere Capital Corporation	5.650%	7/25/11	A	130,771

200	John Deere Capital Corporation	5.250%	10/01/12	A	216,835

200	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	219,500
1,025	Total Machinery				1,087,776
	Media – 1.8%

205	Allbritton Communications Company, 144A	8.000%	5/15/18	B	203,975

300	AOL Time Warner	6.875%	5/01/12	BBB	326,975

20	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	20,000

110	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	111,100

150	Comcast Corporation	5.450%	11/15/10	BBB+	152,491

350	Comcast Corporation	5.850%	11/15/15	BBB+	396,059

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$150	Cox Communications, Inc.	7.750%	11/01/10	Baa2	$153,059

455	McClatchy Company, 144A	11.500%	2/15/17	B1	464,100

185	Nielsen Finance LLC Co	11.625%	2/01/14	B–	203,038

40	Sinclair Broadcast Group	8.000%	3/15/12	CCC+	39,150

420	Sinclair Television Group, 144A	9.250%	11/01/17	B2	426,300

150	Time Warner Cable Inc.	5.400%	7/02/12	BBB	160,302

105	Time Warner Cable Inc.	6.200%	7/01/13	BBB	117,517

250	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	233,750

99	Valassis Communications Inc.	8.250%	3/01/15	BB–	102,713

125	Walt Disney Company	5.700%	7/15/11	A	131,325

75	WMG Acquisition Group	9.500%	6/15/16	BB	80,250
3,189	Total Media				3,322,104
	Metals & Mining – 0.5%

150	ArcelorMittal	5.375%	6/01/13	BBB	157,861

200	BHP Billiton Finance Limited	5.500%	4/01/14	A+	223,205

240	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	229,200

75	Patriot Coal Corporation	8.250%	4/30/18	B+	72,563

140	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	140,000

160	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	166,400
965	Total Metals & Mining				989,229
	Multi-Line Retail – 0.7%

150	Costco Wholesale Corporation	5.300%	3/15/12	A+	160,834

585	CVS Caremark Corporation	3.250%	5/18/15	BBB+	594,884

200	Home Depot, Inc.	5.400%	3/01/16	BBB+	222,876

250	Target Corporation	5.875%	3/01/12	A+	269,741
1,185	Total Multi-Line Retail				1,248,335
	Multi-Utilities – 0.2%

450	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	444,375
	Oil, Gas & Consumable Fuels – 2.5%

125	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	119,229

100	Apache Corporation	6.250%	4/15/12	A–	108,035

345	ATP Oil & Gas Corporation, 144A	11.875%	5/01/15	CCC+	251,850

210	BP Capital Markets PLC	3.625%	5/08/14	A	179,842

405	Cenovus Energy Inc., 144A	4.500%	9/15/14	BBB+	433,031

100	Chevron Corporation	3.950%	3/03/14	Aa1	107,281

200	Conoco Funding Co, Notes	6.350%	10/15/11	A1	213,408

154	Energy XXI Gulf Coast Inc.	16.000%	6/15/14	B+	173,370

240	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	251,134

265	Linn Energy LLC Finance Corporation, 144A	8.625%	4/15/20	B	272,619

340	McMoran Exploration Corporation	11.875%	11/15/14	B	348,500

450	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	436,500

180	Sandridge Energy Inc.	8.625%	4/01/15	B+	175,725

260	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	248,300

300	StatOilHydro ASA	2.900%	10/15/14	Aa2	307,037

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$365	Tesoro Petroleum Corporation	6.250%	11/01/12	BB+	$366,825

150	Valero Energy Corporation	6.875%	4/15/12	BBB	161,562

205	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	185,525

250	XTO Energy, Inc.	5.900%	8/01/12	AAA	273,344
4,644	Total Oil, Gas & Consumable Fuels				4,613,117
	Paper & Forest Products – 0.8%

1,541	Buckeye Technologies Inc.	8.500%	10/01/13	BB	1,567,968
	Pharmaceuticals – 0.1%

125	American Home Products Corporation, Wyeth	6.950%	3/15/11	AA	130,247
	Real Estate – 0.1%

205	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	207,563
	Road & Rail – 0.1%

255	DynCorp International Inc., 144A, (WI/DD)	10.375%	7/01/17	B1	256,913
	Software – 0.1%

125	Oracle Corporation	5.000%	1/15/11	A	127,636
	Specialty Retail – 0.4%

380	Michael’s Stores	13.000%	11/01/16	CCC	340,100

435	TJX Companies, Inc.	4.200%	8/15/15	A	472,968
815	Total Specialty Retail				813,068
	Tobacco – 0.4%

225	Altria Group Inc.	8.500%	11/10/13	Baa1	262,847

75	Reynolds American Inc.	6.500%	7/15/10	BBB	75,075

400	Reynolds American Inc.	7.250%	6/01/13	BBB	440,334
700	Total Tobacco				778,256
	Wireless Telecommunication Services – 1.2%

250	AT&T/Cingular Wireless Services	8.125%	5/01/12	A	279,868

455	Cricket Communications Inc.	10.000%	7/15/15	B–	477,749

445	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	446,112

215	MetroPCS Wireless Inc.	9.250%	11/01/14	B	222,524

490	Sprint Capital Corporation	6.900%	5/01/19	BB–	445,899

125	Vodafone Group PLC	5.500%	6/15/11	A–	129,840

150	Vodafone Group PLC	5.000%	12/16/13	A–	162,594
2,130	Total Wireless Telecommunication Services				2,164,586
$48,656	Total Corporate Bonds (cost $48,640,016)				49,870,927

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 45.8%

	U.S. Treasury Bonds/Notes – 45.8%

$2,250	United States of America Treasury Bonds/Notes	5.125%	6/30/11	AAA	$2,356,261

500	United States of America Treasury Bonds/Notes	4.875%	7/31/11	AAA	524,121

3,700	United States of America Treasury Bonds/Notes	4.625%	8/31/11	AAA	3,880,231

5,250	United States of America Treasury Bonds/Notes	4.500%	9/30/11	AAA	5,518,653

1,700	United States of America Treasury Bonds/Notes (3)	4.500%	11/30/11	AAA	1,797,750

13,800	United States of America Treasury Bonds/Notes	1.125%	12/15/11	AAA	13,933,694

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$18,800	United States of America Treasury Bonds/Notes (3)	1.125%	1/15/12	AAA	$18,981,401

1,400	United States of America Treasury Bonds/Notes	4.750%	1/31/12	AAA	1,494,555

400	United States of America Treasury Bonds/Notes	4.875%	2/15/12	AAA	428,594

1,300	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	1,390,949

1,000	United States of America Treasury Bonds/Notes	4.500%	4/30/12	AAA	1,072,539

200	United States of America Treasury Bonds/Notes (3)	4.875%	6/30/12	AAA	217,203

300	United States of America Treasury Bonds/Notes	0.625%	6/30/12	AAA	300,094

350	United States of America Treasury Bonds/Notes	4.625%	7/31/12	AAA	379,258

2,000	United States of America Treasury Bonds/Notes	1.750%	8/15/12	AAA	2,046,720

1,250	United States of America Treasury Bonds/Notes	4.125%	8/31/12	AAA	1,344,434

1,000	United States of America Treasury Bonds/Notes	1.375%	9/15/12	AAA	1,015,391

4,000	United States of America Treasury Bonds/Notes	1.125%	12/15/12	AAA	4,033,440

6,000	United States of America Treasury Bonds/Notes (3)	2.750%	2/28/13	AAA	6,302,814

1,000	United States of America Treasury Bonds/Notes	1.750%	4/15/13	AAA	1,022,886

6,500	United States of America Treasury Bonds/Notes	1.375%	5/15/13	AAA	6,580,249

4,000	United States of America Treasury Bonds/Notes	3.375%	6/30/13	AAA	4,287,188

500	United States of America Treasury Bonds/Notes	2.625%	12/31/14	AAA	520,859

100	United States of America Treasury Bonds/Notes	3.500%	2/15/18	AAA	106,914

300	United States of America Treasury Bonds/Notes	8.000%	11/15/21	AAA	436,359

650	United States of America Treasury Bonds/Notes	5.250%	2/15/29	AAA	782,336

700	United States of America Treasury Bonds/Notes	6.125%	8/15/29	AAA	930,016

100	United States of America Treasury Bonds/Notes	5.375%	2/15/31	AAA	123,047

55	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/14	AAA	52,010

3,500	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/12	AAA	3,473,673
$82,605	Total U.S. Government and Agency Obligations (cost $84,352,800)				85,333,639

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 20.1%

	Autos – 10.4%

$700	Bank of America Auto Trust	2.670%	7/15/13	AAA	$712,511

700	Bank of America Auto Trust, Series 2009- 2A, 144A	2.130%	9/15/13	AAA	709,295

950	Bank of America Auto Trust, Series 2010-1A	1.390%	3/15/14	AAA	954,679

1,935	BMW Vehicle Owners Trust, Series 2010-A	2.100%	10/25/16	AAA	1,967,287

189	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	193,552

25	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	25,211

1,000	CarMax Auto Owner Trust Series 2009	1.740%	4/15/14	AAA	1,009,396

158	Daimler Chrysler Auto Trust 2008-A A3	3.700%	6/08/12	AAA	159,489

158	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	165,902

700	Ford Credit Auto Owner Trust 2006B-C	5.680%	6/15/12	AAA	721,670

202	Ford Credit Auto Owner Trust 2008A-3A	3.960%	4/15/12	AAA	204,172

1,000	Ford Credit Auto Owner Trust 2009E	2.420%	11/15/14	AAA	1,023,454

710	Ford Credit Auto Owners Trust	2.930%	11/15/15	AA	727,329

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,557,808

16	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	16,453

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2010

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Autos (continued)

$700		Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	$709,667

1,115		Mercedes-Benz Auto Receivables Trust, Series 2010-1	2.140%	8/15/13	AAA	1,134,218

284		Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	288,617

400		Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	409,589

2,535		Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	2,621,515

81		Nissan Auto Receveivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	81,158

1,028		Toyota Auto Receivables Owner Trust, Class A3, Series 2003B	1.860%	5/16/16	AAA	1,031,388

160		USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	164,661

1,000		USAA Auto Owners Trust 2010-1	2.140%	9/15/15	AAA	1,017,595

1,008		Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	1,044,528

620		World Omni Auto Receeivables Trust, Series 2010A	1.340%	12/16/13	AAA	622,762
18,854		Total Autos				19,273,906
		Credit Cards – 4.4%

1,140		Chase Issuance Trust Series 2008-A9	4.260%	5/15/13	AAA	1,173,665

650		CitiBank Credit Card Issuance Trust, Serie 2006-A4	5.450%	5/10/13	AAA	675,433

270		Citibank Credit Card Issuance Trust, Series 2007	5.000%	11/08/12	AA	273,311

2,300		CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	2,342,441

234		Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	241,806

557		General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-2	5.349%	8/11/36	AAA	589,291

1,840		General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	1,846,127

1,080		General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	1,093,139
8,071		Total Credit Cards				8,235,213
		Home Equity – 5.3%

1,548		Ally Master Owner Trust 2010-3	2.880%	4/15/15	AAA	1,570,874

1,000		CNH Agriculture Equipment Trust, Series 2009C	1.850%	12/16/13	AAA	1,010,676

850		CNH Equipment Trust 2010-A	1.540%	7/15/14	AAA	855,314

1,116		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23 (8)	5.750%	9/25/33	AAA	1,156,840

930		CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	961,826

4,732		Fannie Mae Mortgage Interest StripS Series 366-25	5.000%	10/01/35	AAA	512,337

174		Fannie Mae Mortgage Pool 838948	4.922%	8/01/35	AAA	181,192

1,000		Federal Home Loan Banks, Discount Notes	1.000%	2/03/11	AAA	998,372

1,593		Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust 2006-062	4.500%	5/16/38	AAA	1,705,290

—	(4)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—

833		Salomon Brothers Commercial Mortgage Trust Pass-Through Certificates, Series 2002-KEY2	4.865%	3/18/36	AAA	870,275

47		Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	2.939%	10/25/35	AAA	42,803
13,823		Total Home Equity				9,865,799
$40,748		Total Asset-Backed Securities (cost $36,839,240)				37,374,918

8	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 4.6%

		Colombia – 2.4%

7,824,000	COP	Republic of Colombia	7.750%	4/14/21	BB+	$4,445,984
		Germany – 2.2%

$4,000		KFW Bankegruppe	4.625%	1/20/11	AAA	4,073,696
		Total Sovereign Debt (cost $8,414,403)				8,519,680

Principal Amount (000)		Description (1)		Coupon	Maturity	Value
		STRUCTURED NOTES – 0.9%

$1,750		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A		0.000%	10/25/13	$1,645,838
$1,750		Total Structured Notes (cost $1,624,856)				1,645,838

Principal Amount (000)		Description (1)		Coupon	Maturity	Value
		SHORT-TERM INVESTMENTS – 1.5%

$2,865		Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/10, repurchase price $2,865,313, collateralized by $2,795,000 U.S. Treasury Notes, 3.000%, due 2/28/17, value $2,924,269		0.000%	7/01/10	$2,865,313
		Total Short-Term Investments (cost $2,865,313)				2,865,313
		Total Investments (cost $182,736,628) – 99.6%				185,610,315
		Other Assets Less Liabilities – 0.4%				694,781
		Net Assets – 100%				$186,305,096

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	4,197,500	U.S. Dollar	2,347,595	7/02/10	$22,110
Colombian Peso	8,307,440,000	U.S. Dollar	4,160,481	8/02/10	(212,662)
Indonesian Rupiah	20,112,400,000	U.S. Dollar	2,215,022	7/01/10	(3,665)
Japanese Yen	204,326,100	U.S. Dollar	2,162,318	7/09/10	(148,924)
New Zealand Dollar	48,700	U.S. Dollar	32,222	7/30/10	(1,117)
Norwegian Krone	308,388	U.S. Dollar	47,848	7/30/10	528
U.S. Dollar	2,200,000	Indonesian Rupiah	20,112,400,000	7/01/10	18,687
U.S. Dollar	2,300,000	Brazilian Real	4,197,500	7/02/10	25,485
U.S. Dollar	2,162,994	Japanese Yen	204,326,100	7/09/10	148,249
U.S. Dollar	2,300,000	Mexican Peso	29,358,350	7/14/10	(32,689)
U.S. Dollar	1,978,805	Australian Dollar	2,300,000	7/16/10	(45,885)
U.S. Dollar	117,694	New Zealand Dollar	166,844	7/30/10	(3,477)
U.S. Dollar	48,115	Norwegian Krone	308,388	7/30/10	(795)
U.S. Dollar	2,330,908	Brazilian Real	4,197,500	8/03/10	(20,753)
U.S. Dollar	2,190,893	Indonesian Rupiah	20,112,400,000	10/01/10	(4,622)
					$(259,530)

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2010

Interest Rate Swaps outstanding at June 30, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Term- ination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Credit Suisse	689,500,000	JPY	Pay	6-Month LIBOR-BBA	0.543%	Semi-Annually	11/26/11	$8,439	$8,439
Credit Suisse	1,153,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(128,087)	(128,087)
Credit Suisse	463,500,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	151,559	151,559
Deutsche Bank AG	72,000,000	ZAR	Receive	3-Month JIBAR	7.612	Quarterly	1/07/12	(156,414)	(156,414)
Deutsche Bank AG	143,000,000	ZAR	Pay	3-Month JIBAR	8.560	Quarterly	1/07/15	777,203	777,203
Deutsche Bank AG	72,000,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	384,001	384,001
Deutsche Bank AG	71,000,000	ZAR	Receive	3-Month JIBAR	8.890	Quarterly	1/07/20	(515,209)	(515,209)
Deutsche Bank AG	30,000,000	MXN	Pay	28-Day MXN-TIIE	7.900	28-Day	3/12/20	105,475	105,475
Deutsche Bank AG	14,200,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	80,507	80,507
JPMorgan	3,268,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	67,760	69,735
JPMorgan	4,610,000	GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually	1/07/15	(400,289)	(400,289)
JPMorgan	10,831,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(109,875)	(109,875)
Morgan Stanley	71,750,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	(89,109)	(89,109)
Morgan Stanley	5,500,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(225,461)	(225,461)
RBC	7,070,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	265,040	263,140
UBS AG	108,000,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(126,448)	(126,448)
									$89,167
*	Annualized.

Credit Default Swaps outstanding at June 30, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (7)	Current Credit Spread (6)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Boyd Gaming Corporation	Sell	11.82%	$600,000	5.000%	3/20/15	$(122,467)	$15,533
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	14.19	460,000	5.000	6/20/14	(106,909)	(33,309)
Goldman Sachs	Ford Motor Company	Sell	7.27	545,000	5.000	6/20/15	(44,478)	(6,328)
JPMorgan	DJ High Yield CDX	Sell	5.52	940,000	5.000	6/20/14	(15,050)	240,512
JPMorgan	DJ Investment Grade CDX	Sell	1.11	2,000,000	1.000	12/20/14	(8,444)	(29,161)
JPMorgan	DJ High Yield CDX	Buy	6.40	4,000,000	5.000	6/20/15	213,644	(36,356)
UBS AG	Freescale Semiconductor, Inc.	Sell	12.87	330,000	5.000	6/20/15	(77,224)	(14,523)
								$136,368
*	Annualized.

Futures Contracts outstanding at June 30, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	110	9/10	$24,071,094	$71,045
U.S. 5-Year Treasury Note	Short	(113)	9/10	(13,373,727)	(159,245)
U.S. 10-Year Treasury Note	Short	(91)	9/10	(11,151,766)	(197,203)
U.S. 30-Year Treasury Bond	Short	(27)	9/10	(3,442,500)	(93,703)
					$(379,106)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$49,870,927	$—	$49,870,927
U.S. Government and Agency Obligations	81,807,956	3,525,683	—	85,333,639
Asset-Backed Securities	—	36,218,078	1,156,840	37,374,918
Sovereign Debt	—	8,519,680	—	8,519,680
Structured Notes	—	1,645,838	—	1,645,838
Short-Term Investments	2,865,313	—	—	2,865,313
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(259,530)	—	(259,530)
Interest Rate Swaps*	—	89,167	—	89,167
Credit Default Swaps*	—	136,368	—	136,368
Futures Contracts*	(379,106)	—	—	(379,106)
Total	$84,294,163	$99,746,211	$1,156,840	$185,197,214
*	Represents net unrealized appreciation (depreciation).

Level 3 Asset-Backed Securities
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	(146)
Net change in unrealized appreciation (depreciation)	35,663
Net purchases at cost (sales at proceeds)	1,121,323
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$1,156,840

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$215,059	Unrealized depreciation on forward foreign currency exchange contracts	$474,589
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	71,045	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	450,151
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	1,840,059	Unrealized depreciation on interest rate swaps**	1,750,892
Credit	Swaps	Unrealized appreciation on credit default swaps**	256,045	Unrealized depreciation on credit default swaps**	119,677
Total			$2,382,208		$2,795,309
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2010

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $183,959,151.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$2,927,193
Depreciation	(1,276,029)
Net unrealized appreciation (depreciation) of investments	$1,651,164

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Principal Amount (000) rounds to less than $1,000.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	For fair value measurement disclosure purposes, investment categorized as Level 3.

N/R	Not rated.

I/O	Interest only investment.

P/O	Principal only investment.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

SEK	Swedish Krona

ZAR	South African Rand

CLICP	Sinacofi Chile Inter-Bank Rate Average

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.1%

	Diversified Telecommunication Services – 0.1%

$100	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$100,750
$100	Total Convertible Bonds (cost $94,247)				100,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 29.4%

	Aerospace & Defense – 0.5%

$50	BE Aerospace Inc.	8.500%	7/01/18	BB	$52,625

12	Boeing Capital Corporation	5.800%	1/15/13	A	13,275

35	General Dynamics Corporation	4.250%	5/15/13	A	37,757

140	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	145,600

20	Lockheed Martin Corporation	7.650%	5/01/16	A–	25,261

85	Raytheon Company	4.400%	2/15/20	A–	91,370

8	United Technologies Corporation	7.500%	9/15/29	A	10,736
350	Total Aerospace & Defense				376,624
	Auto Components – 0.4%

80	ArvinMeritor Inc.	10.625%	3/15/18	CCC	85,200

100	Cooper Tire & Rubber Company	7.625%	3/15/27	BB–	89,750

140	Lear Corporation	7.875%	3/15/18	BB–	141,050
320	Total Auto Components				316,000
	Beverages – 0.4%

140	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	153,214

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	8,609

5	Diageo Capital, PLC	5.750%	10/23/17	A–	5,663

55	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	60,213

10	Pepsi Bottling Group LLC	5.500%	4/01/16	A	11,523

65	PepsiCo Inc.	3.750%	3/01/14	Aa3	69,354
282	Total Beverages				308,576
	Building Products – 0.2%

40	Dayton Superior Corporation, (3), (4)	13.000%	6/15/11	Caa3	6,000

4	Masco Corporation	5.875%	7/15/12	BBB	4,119

185	Ryland Group Inc.	6.625%	5/01/20	BB–	170,663
229	Total Building Products				180,782
	Capital Markets – 1.6%

105	Bank of New York Mellon	4.300%	5/15/14	Aa2	112,874

505	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	535,172

170	Jefferies Group Inc.	8.500%	7/15/19	BBB	191,262

185	Morgan Stanley	6.000%	5/13/14	A	196,192

150	Morgan Stanley	5.625%	9/23/19	A	145,369

120	Morgan Stanley	5.950%	12/28/17	A	121,701
1,235	Total Capital Markets				1,302,570
	Chemicals – 1.0%

190	Airgas, Inc.	4.500%	9/15/14	BBB	197,753

145	CF Industries Inc.	6.875%	5/01/18	BB+	147,900

75	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	78,324

80	Methanex Corporation	8.750%	8/15/12	BBB–	83,200

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$195	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	$203,277

75	Praxair, Inc.	4.500%	8/15/19	A	79,750
760	Total Chemicals				790,204
	Commercial Banks – 1.5%

150	Barlcays Bank PLC	5.000%	9/22/16	AA–	154,067

115	BB&T Corporation	5.700%	4/30/14	A1	126,398

6	Charter One Bank FSB	6.375%	5/15/12	A3	6,286

140	Credit Suisse New York	5.500%	5/01/14	Aa1	153,200

110	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	119,755

4	Key Bank NA	7.000%	2/01/11	A3	4,133

140	KeyCorp.	6.500%	5/14/13	BBB+	153,242

25	National City Bank	6.200%	12/15/11	A	26,473

60	PNC Funding Corporation	6.700%	6/10/19	A	68,877

6	SunTrust Banks Inc.	6.375%	4/01/11	A3	6,189

95	US Bancorp	4.200%	5/15/14	Aa3	101,711

9	US Bank NA Minnesota	6.375%	8/01/11	Aa2	9,505

74	Wachovia Corporation	5.250%	8/01/14	A+	78,437

170	Wells Fargo & Company	5.250%	10/23/12	AA–	182,027
1,104	Total Commercial Banks				1,190,300
	Commercial Services & Supplies – 0.9%

85	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	105,447

110	GATX Corporation	4.750%	10/01/12	BBB+	115,863

110	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B2	94,600

95	Kratos Defense & Security Solutions Inc., 144A	10.000%	6/01/17	B+	96,900

125	Square Two Financial Corporation, 144A	11.625%	4/01/17	B	118,906

65	Susser Holdings LLC, 144A	8.500%	5/15/16	B+	65,325

130	Syncreon Global Ireland, 144A	9.500%	5/01/18	B	126,100
720	Total Commercial Services & Supplies				723,141
	Communications Equipment – 0.1%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	11,534

1	Motorola, Inc.	7.625%	11/15/10	Baa3	1,026

3	Motorola, Inc.	7.500%	5/15/25	Baa3	3,316

80	Paetec Holding Corporation, 144A	8.875%	6/30/17	B1	80,400
94	Total Communications Equipment				96,276
	Computers & Peripherals – 0.1%

20	Dell Inc.	3.375%	6/15/12	A2	20,764

35	Hewlett Packard Company	4.500%	3/01/13	A	37,803

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	A+	37,910
90	Total Computers & Peripherals				96,477
	Consumer Finance – 0.4%

185	American Express Credit Corporation	7.300%	8/20/13	A2	209,606

120	Provident Funding Associates, 144A	10.250%	4/15/17	Ba3	121,800
305	Total Consumer Finance				331,406

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.2%

$95	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	$77,425

50	Rock-Tenn Company	5.625%	3/15/13	BBB–	50,500

40	Tekni-Plex Inc.	10.875%	8/15/12	N/R	37,150
185	Total Containers & Packaging				165,075
	Diversified Financial Services – 1.5%

185	Capital One Financial Corporation	7.375%	5/23/14	Baa1	211,720

225	Citigroup Inc.	6.125%	11/21/17	A	235,318

65	Citigroup Inc.	6.000%	10/31/33	A–	58,314

65	General Electric Capital Corporation	5.625%	9/15/17	AA+	69,577

225	General Electric Capital Corporation	6.875%	1/10/39	AA+	249,248

80	JP Morgan Chase & Company	5.375%	10/01/12	Aa3	86,513

210	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	232,244

90	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	98,732
1,145	Total Diversified Financial Services				1,241,666
	Diversified Telecommunication Services – 2.7%

240	AT&T, Inc.	6.800%	5/15/36	A	276,217

140	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	140,175

190	Cincinnati Bell Inc.	8.750%	3/15/18	B–	173,375

240	Citizens Communications Company	9.000%	8/15/31	BB	223,800

145	Cox Communications, Inc.	5.500%	10/01/15	Baa2	158,457

90	France Telecom	5.375%	7/08/19	A–	98,370

100	Insight Communications, 144A, (WI/DD)	9.375%	7/15/18	B–	100,000

100	Paetec Holding Corporation	8.875%	6/30/17	B1	100,500

130	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba3	130,325

215	Telecom Italia Capital	5.250%	10/01/15	BBB	217,235

130	Telefonica Emisiones SAU	4.949%	1/15/15	A–	136,320

260	Verizon Communications	6.250%	4/01/37	A	280,264

180	Windstream Corporation	7.875%	11/01/17	Ba3	176,625
2,160	Total Diversified Telecommunication Services				2,211,663
	Electric Utilities – 0.8%

35	American Electric Power	5.250%	6/01/15	BBB	38,281

20	Carolina Power and Light Company	5.125%	9/15/13	A1	22,045

14	Duke Capital LLC	5.668%	8/15/14	BBB	15,168

105	Duke Energy Corporation	6.250%	1/15/12	A–	113,162

190	Edison Mission Energy	7.625%	5/15/27	B–	108,775

75	Exelon Corporation	4.900%	6/15/15	Baa1	80,182

2	FirstEnergy Corporation	6.450%	11/15/11	Baa3	2,113

5	FirstEnergy Corporation	7.375%	11/15/31	Baa3	5,286

250	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	256,757

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	11,814

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,590
711	Total Electric Utilities				660,173
	Electrical Equipment – 0.0%

25	Emerson Electric Company	5.250%	10/15/18	A	28,301

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electronic Equipment & Instruments – 0.4%

$190	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	$204,741

130	ViaSystems Inc., 144A	12.000%	1/15/15	B+	141,050
320	Total Electronic Equipment & Instruments				345,791
	Energy Equipment & Services – 1.0%

100	Energy Future Holdings	10.875%	11/01/17	B–	74,500

33	Halliburton Company	5.500%	10/15/10	A	33,369

250	Kinder Morgan Energy Partners, L.P.	6.500%	9/01/39	BBB	258,482

85	Nabors Industries Inc.	9.250%	1/15/19	BBB+	104,664

200	Plains All American Pipeline L.P.	5.750%	1/15/20	BBB–	207,038

50	Rockies Express Pipeline Company, 144A	6.250%	7/15/13	BBB	53,244

55	Transocean Sedco Inc.	6.000%	3/15/18	BBB+	50,695
773	Total Energy Equipment & Services				781,992
	Food & Staples Retailing – 0.7%

165	Kroger Co.	3.900%	10/01/15	BBB	174,261

2	Kroger Co	7.500%	4/01/31	BBB	2,524

135	Safeway Inc.	6.250%	3/15/14	BBB	153,769

135	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	142,445

50	Wal-Mart Stores, Inc.	5.800%	2/15/18	AA	58,991
487	Total Food & Staples Retailing				531,990
	Food Products – 0.2%

27	Kellogg Company	7.450%	4/01/31	A3	35,750

85	Kraft Foods Inc.	6.125%	2/01/18	Baa2	96,615

25	Michael Foods Inc., 144A	9.750%	7/15/18	B–	25,813
137	Total Food Products				158,178
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	2,166
	Health Care Providers & Services – 0.1%

50	HCA Inc.	8.750%	9/01/10	B–	50,563
	Hotels, Restaurants & Leisure – 0.8%

145	Brunswick Corporation	7.375%	9/01/23	Caa1	111,650

90	Dave and Busters Inc., 144A	11.000%	6/01/18	B–	91,125

75	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	79,313

85	McDonald’s Corporation	5.800%	10/15/17	A	99,400

100	Tricon Global Restaurants Incorporated	8.875%	4/15/11	BBB–	105,666

130	Universal City Development Partners, 144A	10.875%	11/15/16	B3	133,250
625	Total Hotels, Restaurants & Leisure				620,404
	Household Durables – 0.3%

155	MDC Holdings Inc.	5.625%	2/01/20	BBB–	146,757

120	Meritage Homes Corporation, 144A, (WI/DD)	7.150%	4/15/20	B+	117,484
275	Total Household Durables				264,241
	Household Products – 0.4%

150	Clorox Company	3.550%	11/01/15	BBB+	158,484

115	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	119,025

20	Procter and Gamble Company	4.850%	12/15/15	AA–	22,657
285	Total Household Products				300,166

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power Producers & Energy Traders – 0.1%

$160	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B–	$111,400
	Industrial Conglomerates – 0.9%

300	Textron Inc.	7.250%	10/01/19	BBB–	343,078

190	Timken Company	6.000%	9/15/14	BBB–	208,242

125	Tyco International Group	6.000%	11/15/13	A–	140,020
615	Total Industrial Conglomerates				691,340
	Insurance – 0.3%

100	Berkshire Hathaway Inc.	5.400%	5/15/18	AA+	111,247

75	MetLife Inc.	7.717%	2/15/19	A–	89,411

55	Prudential Financial Inc.	4.750%	4/01/14	A	57,762
230	Total Insurance				258,420
	IT Services – 0.4%

150	First Data Corporation	9.875%	9/24/15	B–	114,750

70	Fiserv Inc.	6.125%	11/20/12	Baa2	76,800
125	Seagate HDD Cayman, 144A	6.875%	5/01/20	Ba1	119,375
345	Total IT Services				310,925
	Machinery – 0.4%

5	Caterpillar Inc.	6.050%	8/15/36	A	5,773

15	Deere & Company	6.950%	4/25/14	A	17,783

150	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	142,125

125	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	137,188
295	Total Machinery				302,869
	Media – 2.6%

80	Allbritton Communications Company, 144A	8.000%	5/15/18	B	79,600

10	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	10,000

40	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	40,400

340	Comcast Corporation	5.850%	11/15/15	BBB+	384,743

55	Comcast Corporation	6.450%	3/15/37	BBB+	59,668

190	McClatchy Company, 144A	11.500%	2/15/17	B1	193,800

40	News America, Inc., 144A	6.150%	3/01/37	BBB+	41,856

115	Nielsen Finance LLC Co	11.625%	2/01/14	B–	126,213

96	Sinclair Broadcast Group	8.000%	3/15/12	CCC+	93,960

195	Sinclair Television Group, 144A	9.250%	11/01/17	B2	197,925

170	Thomson Reuters Corporation	4.700%	10/15/19	A–	180,246

130	Time Warner Cable Inc.	6.200%	7/01/13	BBB	145,497

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB	37,848

210	Time Warner Inc.	4.875%	3/15/20	BBB	216,984

150	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	140,250

45	Valassis Communications Inc.	8.250%	3/01/15	BB–	46,688

25	Walt Disney Company	6.000%	7/17/17	A	29,392

2	Walt Disney Company	7.000%	3/01/32	A	2,560

45	WMG Acquisition Group	9.500%	6/15/16	BB	48,150
1,973	Total Media				2,075,780
	Metals & Mining – 0.6%

45	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	38,475

80	BHP Billiton Finance Limited	5.500%	4/01/14	A+	89,282

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$95	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	$90,725

30	Patriot Coal Corporation	8.250%	4/30/18	B+	29,025

50	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	50,000

75	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	78,000

25	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	25,250

60	United States Steel Corporation	6.050%	6/01/17	BB	57,300
460	Total Metals & Mining				458,057
	Multi-Line Retail – 0.8%

120	Costco Wholesale Corporation	5.300%	3/15/12	A+	128,667

260	CVS Caremark Corporation	3.250%	5/18/15	BBB+	264,393

8	Federated Department Stores, Inc.	6.900%	4/01/29	BB+	7,740

75	Home Depot, Inc.	5.400%	3/01/16	BBB+	83,579

170	Target Corporation	5.375%	5/01/17	A+	193,871
633	Total Multi-Line Retail				678,250
	Multi-Utilities – 0.3%

190	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	187,625

45	Dominion Resources Inc.	6.250%	6/30/12	A–	49,073

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	17,910

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,429

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	9,755
271	Total Multi-Utilities				275,792
	Oil, Gas & Consumable Fuels – 4.1%

95	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	90,614

40	Apache Corporation	6.000%	1/15/37	A–	44,360

150	ATP Oil & Gas Corporation, 144A	11.875%	5/01/15	CCC+	109,500

100	BP Capital Markets PLC	3.625%	5/08/14	A	85,639

210	Cenovus Energy Inc., 144A	4.500%	9/15/14	BBB+	224,535

125	Chevron Corporation	3.950%	3/03/14	Aa1	134,102

10	Devon Energy Corporation	7.950%	4/15/32	BBB+	12,852

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB	10,074

195	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	201,310

92	Energy XXI Gulf Coast Inc.	16.000%	6/15/14	B+	103,462

170	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	177,887

85	EOG Resources Inc.	5.625%	6/01/19	A–	95,745

110	Linn Energy LLC Finance Corporation, 144A	8.625%	4/15/20	B	113,163

165	McMoran Exploration Corporation	11.875%	11/15/14	B	169,125

190	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	184,300

20	Occidental Petroleum Corporation	6.750%	1/15/12	A	21,717

140	Occidental Petroleum Corporation	4.125%	6/01/16	A	150,865

90	Sandridge Energy Inc.	8.625%	4/01/15	B+	87,863

85	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	81,175

510	Shell International Finance BV	4.300%	9/22/19	Aa1	527,311

115	StatOilHydro ASA	2.900%	10/15/14	Aa2	117,697

245	SunCor Energy Inc.	6.100%	6/01/18	BBB+	276,406

135	Tesoro Petroleum Corporation	6.250%	11/01/12	BB+	135,675

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$10	Tosco Corporation	8.125%	2/15/30	A1	$13,366

10	Valero Energy Corporation	7.500%	4/15/32	BBB	10,513

115	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	104,075

10	XTO Energy, Inc.	6.250%	4/15/13	AAA	11,295
3,232	Total Oil, Gas & Consumable Fuels				3,294,626
	Paper & Forest Products – 0.4%

285	Buckeye Technologies Inc.	8.500%	10/01/13	BB	289,988

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,462
293	Total Paper & Forest Products				298,450
	Pharmaceuticals – 0.0%

3	Schering-Plough Corporation	6.500%	12/01/33	AA–	3,684
	Real Estate – 0.1%

90	Potlatch Corporation	7.500%	11/01/19	Ba1	91,125
	Road & Rail – 0.2%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	A3	18,965

10	CSX Corporation	5.600%	5/01/17	BBB–	11,011

110	DynCorp International Inc., 144A, (WI/DD)	10.375%	7/01/17	B1	110,825

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	21,171
155	Total Road & Rail				161,972
	Specialty Retail – 0.7%

300	CenturyTel Inc.	6.150%	9/15/19	BBB–	294,244

155	Michael’s Stores	13.000%	11/01/16	CCC	138,725

145	TJX Companies, Inc.	4.200%	8/15/15	A	157,656
600	Total Specialty Retail				590,625
	Tobacco – 0.2%

120	Altria Group Inc.	8.500%	11/10/13	Baa1	140,186
	Trading Companies & Distributors – 0.0%

30	Russel Metals Inc.	6.375%	3/01/14	BB	29,025
	Wireless Telecommunication Services – 1.1%

195	Cricket Communications Inc.	10.000%	7/15/15	B–	204,749

190	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	190,474

105	MetroPCS Wireless Inc.	9.250%	11/01/14	B	108,674

50	Nokia Corporation	5.375%	5/15/19	A	52,696

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB	68,177

200	Sprint Capital Corporation	6.900%	5/01/19	BB–	181,999

80	Vodafone Group PLC	5.350%	2/27/12	A–	84,376
880	Total Wireless Telecommunication Services				891,145
$23,054	Total Corporate Bonds (cost $22,693,383)				23,738,396

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 25.7%

	U.S. Treasury Bonds/Notes – 25.7%

$190	Tennessee Valley Authority	5.250%	9/15/39	AAA	$210,863

1,500	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	1,604,942

1,400	United States of America Treasury Bonds/Notes	1.375%	4/15/12	AAA	1,421,274

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$525	United States of America Treasury Bonds/Notes	4.625%	7/31/12	AAA	$568,887

1,150	United States of America Treasury Bonds/Notes	1.750%	8/15/12	AAA	1,176,864

250	United States of America Treasury Bonds/Notes	1.375%	9/15/12	AAA	253,848

1,000	United States of America Treasury Bonds/Notes	2.750%	2/28/13	AAA	1,050,469

900	United States of America Treasury Bonds/Notes	3.375%	6/30/13	AAA	964,617

1,500	United States of America Treasury Bonds/Notes (5)	2.625%	12/31/14	AAA	1,562,579

1,000	United States of America Treasury Bonds/Notes	2.500%	3/31/15	AAA	1,036,406

3,400	United States of America Treasury Bonds/Notes	4.250%	8/15/15	AAA	3,802,424

700	United States of America Treasury Bonds/Notes	3.625%	2/15/20	AAA	739,703

750	United States of America Treasury Bonds/Notes	6.375%	8/15/27	AAA	1,010,508

675	United States of America Treasury Bonds/Notes	5.250%	11/15/28	AAA	812,531

600	United States of America Treasury Bonds/Notes	5.250%	2/15/29	AAA	722,156

450	United States of America Treasury Bonds/Notes	5.375%	2/15/31	AAA	553,711

450	United States of America Treasury Bonds/Notes	4.750%	2/15/37	AAA	516,727

400	United States of America Treasury Bonds/Notes	3.500%	2/15/39	AAA	371,625

225	United States of America Treasury Bonds/Notes	4.250%	5/15/39	AAA	237,938

200	United States of America Treasury Bonds/Notes (5)	4.375%	11/15/39	AAA	215,938

1,500	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/12	AAA	1,488,014

105	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/18	AAA	83,847

400	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/32	AAA	162,784

550	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/39	AAA	171,796
$19,820	Total U.S. Government and Agency Obligations (cost $19,976,353)				20,740,451

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 59.2%

	Autos – Asset-Backed Securities – 9.3%

$450	Bank of America Auto Trust	2.670%	7/15/13	AAA	$458,043

300	Bank of America Auto Trust, Series 2009- 2A, 144A	2.130%	9/15/13	AAA	303,984

350	Bank of America Auto Trust, Series 2010-1A	1.390%	3/15/14	AAA	351,724

800	BMW Vehicle Owners Trust, Series 2010-A	2.100%	10/25/16	AAA	813,349

25	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	25,211

141	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	148,052

300	Ford Credit Auto Owner Trust 2006B-C	5.680%	6/15/12	AAA	309,287

202	Ford Credit Auto Owner Trust 2008A-3A	3.960%	4/15/12	AAA	204,172

290	Ford Credit Auto Owners Trust	2.930%	11/15/15	AA	297,078

590	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	621,018

29	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	29,615

300	Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	304,143

460	Mercedes-Benz Auto Receivables Trust, Series 2010-1	2.140%	8/15/13	AAA	467,929

580	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	593,903

550	Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	568,771

126	Nissan Auto Receveivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	126,245

420	Toyota Auto Receivables Owner Trust, Class A3, Series 2003B	1.860%	5/16/16	AAA	421,384

1,400	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	1,450,734
7,313	Total Autos				7,494,642

20	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Credit Cards – Asset-Backed Securities – 5.6%

$73		Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	$55,226

850		Chase Issuance Trust Series 2008-A9	4.260%	5/15/13	AAA	875,101

750		CitiBank Credit Card Issuance Trust, Serie 2006-A4	5.450%	5/10/13	AAA	779,345

550		CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	560,149

205		Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	211,838

230		General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-2	5.349%	8/11/36	AAA	243,334

850		General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	852,831

530		General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	536,448

350		Salomon Brothers Commercial Mortgage Trust Pass-Through Certificates, Series 2002-KEY2	4.865%	3/18/36	AAA	365,662
4,388		Total Credit Cards				4,479,934
		Home Equity – Asset-Backed Securities – 2.1%

644		Ally Master Owner Trust 2010-3	2.880%	4/15/15	AAA	653,516

350		CNH Equipment Trust 2010-A	1.540%	7/15/14	AAA	352,188

665		Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust 2006-062	4.500%	5/16/38	AAA	712,209

—	(6)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—
1,659		Total Home Equity				1,717,913
		Other – Asset-Backed Securities 0.0%

22		SLM Student Loan Trust 2007-7 Class A1	0.456%	10/25/12	AAA	22,251
		Commercial – Mortgage-Backed Securities – 1.6%

350		Banc of America Commercial Mortgage Pass-Through Certificates, Series 2005	4.933%	7/10/45	AAA	355,364

419		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23 (11)	5.750%	9/25/33	AAA	434,972

500		CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass- Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	517,111
1,269		Total Commercial				1,307,447
		Residential – Mortgage-Backed Securities – 40.6%

2,779		Federal National Mortgage Interest Strip Series 366-25	5.000%	10/01/35	AAA	300,864

406		Federal National Mortgage Pool 735060	6.000%	11/01/34	AAA	445,887

167		Federal National Mortgage Pool 735606	4.366%	5/01/35	AAA	173,839

231		Federal National Mortgage Pool 824163	5.500%	4/01/35	AAA	249,065

174		Federal National Mortgage Pool 838948	4.922%	8/01/35	AAA	181,192

175		Federal National Mortgage Pool 905597	6.005%	12/01/36	AAA	188,557

476		Federal National Mortgage Pool 946228	6.115%	9/01/37	AAA	513,497

59		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.861%	1/01/37	AAA	62,959

105		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	N/R	112,296

148		Federal Home Loan Mortgage Corporation. Mortgage Series 2963	5.500%	5/15/28	N/R	150,255

2,000		Federal Home Loan Banks, Discount Notes	1.000%	2/03/11	AAA	1,996,744

144		Federal Home Loan Mortgage Pool 847681	6.155%	12/01/36	AAA	154,612

4,000		Federal National Mortgage Association	0.284%	9/22/10	N/R	3,999,168

8,000		Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	8,642,504

8,720		Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	9,226,850

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2010

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Residential – Mortgage-Backed Securities (continued)

$6,000		Government National Mortgage Association Mortgage Backed Securities (MDR) (WI/DD)	5.000%	TBA	AAA	$6,391,878

47		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.939%	10/25/35	AAA	43,154
33,631		Total Residential				32,833,321
$48,282		Total Asset-Backed and Mortgage-Backed Securities (cost $47,166,852)				47,855,508

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		CAPITAL PREFERRED SECURITIES – 0.0%

		Commercial Banks – 0.0%

$8		First Union Institutional Capital Securities I	8.040%	12/01/26	A–	$8,213
$8		Total Capital Preferred Securities (cost $8,595)				8,213

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 5.3%

		Colombia – 3.4%

$10		Republic of Colombia	8.250%	12/22/14	BBB–	$11,975

4,820,000	COP	Republic of Colombia	7.750%	4/14/21	BB+	2,738,962
		Total Colombia				2,750,937
		Germany – 1.9%

1,500		KFW Bankegruppe	4.625%	1/20/11	AAA	1,527,636
		Total Sovereign Debt (cost $4,191,515)				4,278,573

Principal Amount (000)		Description (1)		Optional Call Provisions (8)	Ratings (2)	Value
		MUNICIPAL BONDS – 0.2%

		Connecticut – 0.2%

$150		Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		3/18 at 100.00	AA	$173,976
$150		Total Municipal Bonds (cost $150,000)				173,976

Principal Amount (000)		Description (1)		Coupon	Maturity	Value
		STRUCTURED NOTES – 0.8%

$650		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A		0.000%	10/25/13	$611,311
$650		Total Structured Notes (cost $603,518)				611,311

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 8.5%

	U.S. Government and Agency Obligations – 5.0%

$4,000	Federal Home Loan Banks, Discount Notes	0.000%	7/28/10	AAA	$3,999,700
	Repurchase Agreements – 3.5%

2,790	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/10, repurchase price $2,789,903, collateralized by $2,720,000 U.S. Treasury Notes, 3.000%, due 2/28/17, value $2,845,800	0.000%	7/01/10	N/A	2,789,903
	Total Short-Term Investments (cost $6,789,603)				6,789,603
	Total Investments (cost $101,674,066) – 129.2%				104,296,781
	Other Assets Less Liabilities – (29.2)%				(23,578,023)
	Net Assets – 100%				$80,718,758

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	1,825,000	U.S. Dollar	1,020,694	7/02/10	$9,613
Colombian Peso	5,095,200,000	U.S. Dollar	2,551,747	8/02/10	(130,432)
Indonesian Rupiah	8,337,504,000	U.S. Dollar	918,227	7/01/10	(1,519)
Japanese Yen	85,445,460	U.S. Dollar	904,242	7/09/10	(62,277)
New Zealand Dollar	18,300	U.S. Dollar	12,108	7/30/10	(420)
Norwegian Krone	117,187	U.S. Dollar	18,182	7/30/10	201
U.S. Dollar	912,000	Indonesian Rupiah	8,337,504,000	7/01/10	7,747
U.S. Dollar	1,000,000	Brazilian Real	1,825,000	7/02/10	11,080
U.S. Dollar	904,525	Japanese Yen	85,445,460	7/09/10	61,995
U.S. Dollar	1,000,000	Mexican Peso	12,764,500	7/14/10	(14,213)
U.S. Dollar	860,350	Australian Dollar	1,000,000	7/16/10	(19,950)
U.S. Dollar	44,045	New Zealand Dollar	62,438	7/30/10	(1,301)
U.S. Dollar	18,284	Norwegian Krone	117,187	7/30/10	(302)
U.S. Dollar	1,013,438	Brazilian Real	1,825,000	8/03/10	(9,023)
U.S. Dollar	908,225	Indonesian Rupiah	8,337,504,000	10/01/10	(1,916)
					$(150,717)

Interest Rate Swaps outstanding at June 30, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Term- ination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Credit Suisse	280,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543%	Semi-Annually	11/26/11	$3,427	$3,427
Credit Suisse	468,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(51,990)	(51,990)
Credit Suisse	188,000,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	61,474	61,474
Deutsche Bank AG	25,600,000	ZAR	Receive	3-Month JIBAR	7.612	Quarterly	1/07/12	(55,614)	(55,614)
Deutsche Bank AG	50,800,000	ZAR	Pay	3-Month JIBAR	8.560	Quarterly	1/07/15	276,098	276,098
Deutsche Bank AG	25,500,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	136,000	136,000
Deutsche Bank AG	25,200,000	ZAR	Receive	3-Month JIBAR	8.890	Quarterly	1/07/20	(182,863)	(182,863)
Deutsche Bank AG	18,000,000	MXN	Pay	28-Day MXN-TIIE	7.900	28-Day	3/12/20	63,285	63,285
Deutsche Bank AG	5,800,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	32,883	32,883
JPMorgan	1,452,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	30,106	30,722
JPMorgan	1,600,000	GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually	1/07/15	(138,929)	(138,929)
JPMorgan	4,046,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(41,044)	(41,044)
Morgan Stanley	29,500,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	(36,637)	(36,637)
Morgan Stanley	2,150,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(88,135)	(88,135)
RBC	2,640,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	98,968	98,292
UBS AG	46,100,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(53,975)	(53,975)
									$52,994
*	Annualized.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2010

Credit Default Swaps outstanding at June 30, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (9)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Boyd Gaming Corporation	Sell	11.82%	200,000	5.000%	3/20/15	$(40,822)	$5,178
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	14.19	190,000	5.000	6/20/14	(44,158)	(13,758)
Goldman Sachs	Ford Motor Company	Sell	7.27	240,000	5.000	6/20/15	(19,587)	(2,787)
JPMorgan	DJ Investment Grade CDX	Sell	1.11	1,500,000	1.000	12/20/14	(6,333)	(21,870)
JPMorgan	DJ High Yield CDX	Buy	6.40	2,000,000	5.000	6/20/15	109,600	(15,400)
UBS AG	Freescale Semiconductor, Inc.	Sell	12.87	140,000	5.000	6/20/15	(32,762)	(6,162)
								$(54,799)
*	Annualized.

Futures Contracts outstanding at June 30, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Short	(15)	9/10	$(3,282,422)	$(4,732)
U.S. 30-Year Treasury Bond	Short	(8)	9/10	(1,020,000)	(31,019)
					$(35,751)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$100,750	$—	$100,750
Corporate Bonds	—	23,732,396	6,000	23,738,396
U.S. Government and Agency Obligations	18,834,010	1,906,441	—	20,740,451
Asset-Backed and Mortgage-Backed Securities	—	47,420,536	434,972	47,855,508
Preferred Securities**	—	8,213	—	8,213
Sovereign Debt	—	4,278,573	—	4,278,573
Municipal Bonds	—	173,976	—	173,976
Structured Notes	—	611,311	—	611,311
Short-Term Investments	2,789,903	3,999,700	—	6,789,603
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(150,717)	—	(150,717)
Interest Rate Swaps*	—	52,994	—	52,994
Credit Default Swaps*	—	(54,799)	—	(54,799)
Futures Contracts*	(35,751)	—	—	(35,751)
Total	$21,588,162	$82,079,374	$440,972	$104,108,508
*	Represents net unrealized appreciation (depreciation).
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

24	Nuveen Investments

	Level 3 Corporate Bonds	Level 3 Asset-Backed Securities	Level 3 Total
Balance at the beginning of period	$—	$—	$—
Gains (losses):
Net realized gains (losses)	—	(55)	(55)
Net change in unrealized appreciation (depreciation)	—	13,409	13,409
Net purchases at cost (sales at proceeds)	—	421,618	421,618
Net discounts (premiums)	—	—	—
Net transfers in to (out of) at end of period fair value	6,000	—	6,000
Balance at the end of period	$6,000	$434,972	$440,972

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$90,636	Unrealized depreciation on forward foreign currency exchange contracts	$241,353
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	35,751
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	702,181	Unrealized depreciation on interest rate swaps**	649,187
Credit	Swaps	Unrealized appreciation on credit default swaps**	5,178	Unrealized depreciation on credit default swaps**	59,977
Total			$797,995		$986,268
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $101,757,908.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$2,860,699
Depreciation	(321,826)
Net unrealized appreciation (depreciation) of investments	$2,538,873

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2010

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(10)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	For fair value measurement disclosure purposes, investment categorized as Level 3.

N/R	Not rated.
N/A	Not applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

I/O	Interest only investment.

P/O	Principal only investment.

MDR	Denotes investment is subject to dollar roll transactions.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

SEK	Swedish Krona

ZAR	South African Rand

CLICP	Sinacofi Chile Inter-Bank Rate Average

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.0%

	Diversified Telecommunication Services – 1.0%

$1,354	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$1,364,155
$1,354	Total Convertible Bonds (cost $1,276,101)				1,364,155

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 95.9%

	Aerospace & Defense – 2.0%

$2,600	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	$2,704,000
	Auto Components – 4.7%

1,690	ArvinMeritor Inc.	10.625%	3/15/18	CCC	1,799,850

2,260	Cooper Tire & Rubber Company	7.625%	3/15/27	BB–	2,028,350

2,510	Lear Corporation	7.875%	3/15/18	BB–	2,528,825
6,460	Total Auto Components				6,357,025
	Building Products – 1.7%

425	Dayton Superior Corporation, (3), (4)	13.000%	6/15/11	Caa3	63,750

2,330	Ryland Group Inc.	6.625%	5/01/20	BB–	2,149,425
2,755	Total Building Products				2,213,175
	Chemicals – 2.7%

2,495	CF Industries Inc.	6.875%	5/01/18	BB+	2,544,900

1,050	Methanex Corporation	8.750%	8/15/12	BBB–	1,092,000
3,545	Total Chemicals				3,636,900
	Commercial Banks – 1.1%

1,650	M&I Marshall & Ilsley Bank	4.850%	6/16/15	Baa1	1,536,143
	Commercial Services & Supplies – 7.7%

2,110	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	2,617,554

2,555	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B2	2,197,300

1,670	Kratos Defense & Security Solutions Inc., 144A	10.000%	6/01/17	B+	1,703,400

1,550	Square Two Financial Corporation, 144A	11.625%	4/01/17	B	1,474,438

775	Susser Holdings LLC, 144A	8.500%	5/15/16	B+	778,875

1,550	Syncreon Global Ireland, 144A	9.500%	5/01/18	B	1,503,500
10,210	Total Commercial Services & Supplies				10,275,067
	Communications Equipment – 0.5%

675	Paetec Holding Corporation, 144A	8.875%	6/30/17	B1	678,375
	Consumer Finance – 1.2%

1,555	Provident Funding Associates, 144A	10.250%	4/15/17	Ba3	1,578,325
	Containers & Packaging – 3.6%

1,955	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	1,593,325

1,410	Rock-Tenn Company	5.625%	3/15/13	BBB–	1,424,100

1,900	Tekni-Plex Inc.	10.875%	8/15/12	N/R	1,764,625
5,265	Total Containers & Packaging				4,782,050
	Diversified Telecommunication Services – 9.9%

2,510	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	2,513,138

2,330	Cincinnati Bell Inc.	8.750%	3/15/18	B–	2,126,125

2,960	Citizens Communications Company	9.000%	8/15/31	BB	2,760,200

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$1,650	Insight Communications, 144A, (WI/DD)	9.375%	7/15/18	B–	$1,650,000

1,840	Paetec Holding Corporation	8.875%	6/30/17	B1	1,849,200

50	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba3	50,125

2,340	Windstream Corporation	7.875%	11/01/17	Ba3	2,296,125
13,680	Total Diversified Telecommunication Services				13,244,913
	Electric Utilities – 1.0%

2,330	Edison Mission Energy	7.625%	5/15/27	B–	1,333,925
	Electronic Equipment & Instruments – 2.0%

2,500	ViaSystems Inc., 144A	12.000%	1/15/15	B+	2,712,500
	Energy Equipment & Services – 0.9%

1,650	Energy Future Holdings	10.875%	11/01/17	B–	1,229,250
	Food Products – 0.3%

420	Michael Foods Inc., 144A	9.750%	7/15/18	B–	433,650
	Hotels, Restaurants & Leisure – 4.8%

1,790	Brunswick Corporation	7.375%	9/01/23	Caa1	1,378,300

1,660	Dave and Busters Inc., 144A	11.000%	6/01/18	B–	1,680,750

1,705	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	1,803,038

1,540	Universal City Development Partners, 144A	10.875%	11/15/16	B3	1,578,500
6,695	Total Hotels, Restaurants & Leisure				6,440,588
	Household Durables – 1.1%

1,550	Meritage Homes Corporation, 144A, (WI/DD)	7.150%	4/15/20	B+	1,517,497
	Household Products – 1.6%

2,050	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	2,121,750
	Independent Power Producers & Energy Traders – 1.1%

2,080	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B–	1,448,200
	IT Services – 2.7%

2,730	First Data Corporation	9.875%	9/24/15	B–	2,088,450

1,550	Seagate HDD Cayman, 144A	6.875%	5/01/20	Ba1	1,480,250
4,280	Total IT Services				3,568,700
	Machinery – 4.3%

3,016	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	2,857,660

2,655	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	2,913,863
5,671	Total Machinery				5,771,523
	Media – 10.2%

1,050	Allbritton Communications Company, 144A	8.000%	5/15/18	B	1,044,750

170	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	170,000

645	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	651,450

2,335	McClatchy Company, 144A	11.500%	2/15/17	B1	2,381,700

2,315	Nielsen Finance LLC Co	11.625%	2/01/14	B–	2,540,713

2,360	Sinclair Television Group, 144A	9.250%	11/01/17	B2	2,395,400

2,575	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	2,407,625

740	Valassis Communications Inc.	8.250%	3/01/15	BB–	767,750

1,215	WMG Acquisition Group	9.500%	6/15/16	BB	1,300,050
13,405	Total Media				13,659,438

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 4.9%

$1,945	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	$1,662,975

1,640	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	1,566,200

390	Patriot Coal Corporation	8.250%	4/30/18	B+	377,325

800	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	800,000

1,455	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	1,513,200

580	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	585,800
6,810	Total Metals & Mining				6,505,500
	Multi-Utilities – 1.7%

2,335	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	2,305,813
	Oil, Gas & Consumable Fuels – 11.1%

2,485	ATP Oil & Gas Corporation, 144A	11.875%	5/01/15	CCC+	1,814,050

1,609	Energy XXI Gulf Coast Inc.	16.000%	6/15/14	B+	1,810,333

1,360	Linn Energy LLC Finance Corporation, 144A	8.625%	4/15/20	B	1,399,100

3,220	McMoran Exploration Corporation	11.875%	11/15/14	B	3,300,500

2,335	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	2,264,950

1,715	Sandridge Energy Inc.	8.625%	4/01/15	B+	1,674,269

650	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	620,750

2,180	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	1,972,900
15,554	Total Oil, Gas & Consumable Fuels				14,856,852
	Real Estate – 1.3%

1,685	Potlatch Corporation	7.500%	11/01/19	Ba1	1,706,063
	Road & Rail – 1.4%

1,860	DynCorp International Inc., 144A, (WI/DD)	10.375%	7/01/17	B1	1,873,950
	Specialty Retail – 1.3%

1,940	Michael’s Stores	13.000%	11/01/16	CCC	1,736,300
	Trading Companies & Distributors – 1.6%

2,230	Russel Metals Inc.	6.375%	3/01/14	BB	2,157,525
	Wireless Telecommunication Services – 7.5%

2,325	Cricket Communications Inc.	10.000%	7/15/15	B–	2,441,250

2,340	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	2,345,849

2,160	MetroPCS Wireless Inc.	9.250%	11/01/14	B	2,235,599

3,380	Sprint Capital Corporation	6.900%	5/01/19	BB–	3,075,799
10,205	Total Wireless Telecommunication Services				10,098,497
$133,645	Total Corporate Bonds (cost $125,055,674)				128,483,494

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.4%

	U.S. Treasury Bonds/Notes – 2.4%

$155	United States of America Treasury Notes/Bonds (5)	3.375%	6/30/13	AAA	$166,129

500	United States of America Treasury Notes/Bonds (5)	1.500%	12/31/13	AAA	504,297

2,500	United States of America Treasury Notes/Bonds (5)	1.000%	7/31/11	AAA	2,516,015
$3,155	Total U.S. Government and Agency Obligations (cost $3,167,125)				3,186,441

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.3%

$4,407	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/10, repurchase price $4,406,781, collateralized by $4,300,000 U.S. Treasury Notes, 3.000%, due 2/28/17, value $4,498,875	0.000%	7/01/10	$4,406,781
	Total Short-Term Investments (cost $4,406,781)			4,406,781
	Total Investments (cost $133,905,681) – 102.6%			137,440,871
	Other Assets Less Liabilities – (2.6)%			(3,539,063)
	Net Assets – 100%			$133,901,808

Investments in Derivatives

Credit Default Swaps outstanding at June 30, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (7)	Current Credit Spread (6)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Boyd Gaming Corporation	Sell	11.82%	$3,200,000	5.000%	3/20/15	$(653,156)	$82,844
Credit Suisse	Dynegy Holdings Inc.	Sell	12.26	1,000,000	5.000	3/20/14	(185,711)	(45,711)
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	14.19	2,350,000	5.000	6/20/14	(546,166)	(170,166)
Goldman Sachs	Ford Motor Company	Sell	7.27	4,215,000	5.000	6/20/15	(343,991)	(48,941)
UBS AG	Freescale Semiconductor, Inc.	Sell	12.87	2,530,000	5.000	6/20/15	(592,048)	(111,348)
								$(293,322)
*	Annualized.

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$1,364,155	$—	$1,364,155
Corporate Bonds	—	128,419,744	63,750	128,483,494
U.S. Government and Agency Obligations	3,186,441	—	—	3,186,441
Short-Term Investments	4,406,781	—	—	4,406,781
Derivatives:
Credit Default Swaps*	—	(293,322)	—	(293,322)
Total	$7,593,222	$129,490,577	$63,750	$137,147,549
*	Represents net unrealized appreciation (depreciation).

Level 3 Corporate Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	63,750
Balance at the end of period	$63,750

30	Nuveen Investments

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Credit	Swaps	Unrealized appreciation on credit default swaps*	$82,844	Unrealized depreciation on credit default swaps*	$376,166
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $133,991,148.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$6,732,944
Depreciation	(3,283,221)
Net unrealized appreciation (depreciation) of investments	$3,449,723

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund

June 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 4.6%

	Multiline Retail – 1.9%

$200	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B+	$174,000
	Semiconductors & Equipment – 2.7%

200	Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B–	191,000

52	Intel Corporation, Convertible Bond	2.950%	12/15/35	A–	49,660
252	Total Semiconductors & Equipment				240,660
$452	Total Convertible Bonds (cost $447,107)				414,660

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 47.8%

	Chemicals – 6.3%

$200	Hexion US Finance Corporation	8.875%	2/01/18	B3	$181,500

200	Momentive Performance Materials	9.750%	12/01/14	Caa2	190,000

200	Phibro Animal Health Corporation, 144A, (WI/DD)	9.250%	7/01/18	B	200,000
600	Total Chemicals				571,500
	Diversified Financial Services – 2.0%

200	CIT Group Inc.	7.000%	5/01/17	B+	181,000
	Diversified Telecommunication Services – 4.2%

200	Cincinnati Bell Inc.	8.750%	3/15/18	B–	182,500

200	Insight Communications, 144A, (WI/DD)	9.375%	7/15/18	B–	200,000
400	Total Diversified Telecommunication Services				382,500
	Electrical Equipment – 2.2%

200	Energy Future Holdings	10.000%	1/15/20	B+	200,000
	Food Products – 2.3%

200	Michael Foods Inc., 144A	9.750%	7/15/18	B–	206,500
	Health Care Equipment & Supplies – 2.6%

250	Select Medical Corporation	7.625%	2/01/15	B–	236,250
	Health Care Providers & Services – 2.2%

200	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	202,500
	Hotels, Restaurants & Leisure – 6.9%

250	CCM Merger Inc., 144A	8.000%	8/01/13	CCC+	230,000

200	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	211,500

200	Pinnacle Entertainment Inc., 144A	8.750%	5/15/20	B	186,250
650	Total Hotels, Restaurants & Leisure				627,750
	Household Products – 2.2%

200	Central Garden & Pet Compa	8.250%	3/01/18	B	199,250
	IT Services – 2.1%

200	Seagate HDD Cayman, 144A	6.875%	5/01/20	Ba1	191,000
	Machinery – 2.2%

200	Case New Holland Inc., 144A	7.875%	12/01/17	BB+	202,500
	Media – 2.0%

250	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	176,875

32	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Line Retail – 2.2%

$200	Neiman Marcus Group Inc., Term Loan	9.000%	10/15/15	B–	$201,500
	Oil, Gas & Consumable Fuels – 4.5%

200	Chaparral Energy Inc.	8.875%	2/01/17	B+	185,000

250	Western Refining Inc., 144A	10.750%	6/15/14	BB–	226,250
450	Total Oil, Gas & Consumable Fuels				411,250
	Semiconductors & Equipment – 3.9%

200	Amkor Technology Inc., 144A	7.375%	5/01/18	Ba3	195,000

200	Freescale Semiconductor Inc.	10.125%	12/15/16	CCC	161,000
400	Total Semiconductors & Equipment				356,000
$4,600	Total Corporate Bonds (cost $4,419,185)				4,346,375

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 17.2% (4)

	Airlines – 4.9%

$249	Delta Air Lines, Inc., Term Loan, (WI/DD)	TBD	TBD	B	$223,487

250	United Air Lines Inc., Delayed Draw Term Loan	8.625%	2/01/14	B+	220,271
499	Total Airlines				443,758
	Automobiles – 2.6%

249	Ford Motor Company, Term Loan	5.250%	12/16/13	Ba2	235,829
	Communications Equipment – 2.4%

249	Avaya Inc., Term Loan	5.250%	10/26/14	B+	213,925
	IT Services – 2.3%

1	CDW Corporation, Term Loan	5.250%	3/31/39	B–	589

249	First Data Corporation, Term Loan B-2	6.250%	9/24/14	Ba3	210,645
250	Total IT Services				211,234
	Road & Rail – 2.5%

250	Swift Transportation Company, Inc., Term Loan	5.750%	5/10/14	B–	232,032
	Specialty Retail – 2.5%

247	Burlington Coat Factory Warehouse Corporation, Term Loan	7.160%	5/28/13	B3	230,565
$1,744	Total Variable Rate Senior Loan Interests (cost $1,644,146)				1,567,343

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 36.6%

$3,320	Repurchase Agreement with State Street Bank, dated 6/30/10, repurchase price $3,320,238, collateralized by $3,360,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $3,390,912		0.000%	7/01/10	$3,320,238
	Total Short-Term Investments (cost $3,320,238)				3,320,238
	Total Investments (cost $9,830,676) – 106.2%				9,648,616
	Other Assets Less Liabilities – (6.2)%				(567,484)
	Net Assets – 100%				$9,081,132

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$414,660	$—	$414,660
Corporate Bonds	—	4,346,375	—	4,346,375
Variable Rate Senior Loan Interests	—	1,567,343	—	1,567,343
Short-Term Investments	3,320,238	—	—	3,320,238
Total	$3,320,238	$6,328,378	$—	$9,648,616

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At June 30, 2010, the cost of investments was $9,830,784.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$33,381
Depreciation	(215,549)
Net unrealized appreciation (depreciation) of investments	$(182,168)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter- Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

34	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 27, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 27, 2010